UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West High Yield Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
A2	0.10%
A3	0.31
Baa1	0.37
Baa2	0.55
Baa3	4.76
Ba1	9.12
Ba2	10.26
Ba3	12.40
B1	13.61
B2	12.22
B3	7.90
CCC, CC, C	4.57
Equities	4.43
Not Rated	15.91
Short Term Investments	3.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 987.90	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.77
Investor Class
Actual	$1,000.00	$ 985.50	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 109,057	Alpha US Bidco Inc(b) 4.00%, 01/31/2024 3-mo. LIBOR + 3.00%	$ 104,558
468,322	Ascend Learning LLC(b) 4.00%, 07/12/2024 1-mo. LIBOR + 3.00%	446,077
1,335,121	Brand Industrial Services Inc(b) 5.64%, 06/21/2024 1-mo. LIBOR + 4.25%	1,218,298
148,469	BWay Holding Co(b) 4.56%, 04/03/2024 1-mo. LIBOR + 3.25%	132,657
210,000	California Resources Corp(b) 5.75%, 12/31/2022 2-mo. LIBOR + 4.75%	72,450
465,000	ChampionX Holding Inc(b) 6.00%, 06/01/2027 1-mo. LIBOR + 5.00%	447,563
431,738	Clear Channel Outdoor Holdings Inc(b) 4.26%, 08/21/2026 1-mo. LIBOR + 3.50%	390,722
564,402	CPG International LLC(b) 4.75%, 05/06/2024 3-mo. LIBOR + 3.75%	557,347
167,710	Diamond BC BV(b) 3.76%, 09/06/2024 1-mo. LIBOR + 3.00%	153,734
199,500	Dun & Bradstreet Corp(b) 4.18%, 02/06/2026 1-mo. LIBOR + 4.00%	194,180
1,295,275	Financial & Risk US Holdings Inc(b) 3.43%, 10/01/2025 1-mo. LIBOR + 3.25%	1,265,808
267,955	Garda World Security Corp(b) 4.93%, 10/23/2026 1-mo. LIBOR + 4.75%	262,596
196,797	Gates Global LLC(b) 3.75%, 04/01/2024 1-mo. LIBOR + 2.75%	189,122
486,733	GFL Environmental Inc(b) 4.00%, 05/30/2025 2-mo. LIBOR + 3.00%	471,726
219,450	HUB International Ltd(b) 5.00%, 04/25/2025 2-mo. LIBOR + 4.00%	208,807
164,175	iHeartCommunications Inc(b) 3.18%, 05/01/2026 1-mo. LIBOR + 3.00%	150,904
953,940	Navistar Inc(b) 3.70%, 11/06/2024 1-mo. LIBOR + 3.50%	900,280
729,829	Ortho-Clinical Diagnostics Inc(b) 3.43%, 06/30/2025 1-mo. LIBOR + 3.25%	679,197
218,329	Ply Gem Midco Inc(b) 3.94%, 04/12/2025 1-mo. LIBOR + 3.75%	207,049
126,137	Rackspace Hosting Inc(b) 4.00%, 11/03/2023 2-mo. LIBOR + 3.00%	119,326
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Robertshaw US Holding Corp(b)
$ 255,822	4.25%,02/28/2025 (c) 1-mo. LIBOR + 3.25%	$ 207,856
390,000	9.00%,02/28/2026 4-mo. LIBOR + 8.00%	210,600
472,035	Solenis International LP(b) 4.36%, 06/26/2025 2-mo. LIBOR + 4.00%	450,006
319,171	Starfruit Finco BV(b) 3.19%, 10/01/2025 1-mo. LIBOR + 3.00%	298,824
377,089	Talbots Inc(b) 7.31%, 11/28/2022 3-mo. LIBOR + 7.00%	301,671
313,425	Terrier Media Buyer Inc(b) 4.43%, 12/17/2026 1-mo. LIBOR + 8.50%	298,276
608,557	Titan Acquisition Ltd(b) 4.45%, 03/28/2025 6-mo. LIBOR + 3.00%	553,787
170,000	T-Mobile Inc(b) 3.18%, 04/01/2027 1-mo. LIBOR + 3.00%	169,745
	Ultimate Software Group Inc(b)
335,000	4.17%,05/04/2026 1-mo. LIBOR + 4.00%	330,633
130,000	6.92%,05/03/2027 1-mo. LIBOR + 6.75%	131,950
573,563	Vertiv Group Corp(b) 3.18%, 03/02/2027 1-mo. LIBOR + 3.00%	538,671
204,488	Zayo Group Holdings Inc(b) 3.18%, 03/09/2027 1-mo. LIBOR + 3.00%	193,305
TOTAL BANK LOANS — 4.68% (Cost $12,731,333)		$ 11,857,725
CORPORATE BONDS AND NOTES
Basic Materials — 4.87%
	Allegheny Technologies Inc
530,000	7.88%, 08/15/2023	542,588
35,000	5.88%, 12/01/2027	32,457
440,000	ArcelorMittal SA 7.25%, 10/15/2039	525,800
300,000	Axalta Coating Systems LLC(d) 4.88%, 08/15/2024	303,750
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV(d) 4.75%, 06/15/2027	150,780
815,000	Big River Steel LLC / BRS Finance Corp(d) 7.25%, 09/01/2025	778,325
585,000	CF Industries Inc 4.95%, 06/01/2043	630,513
135,000	Chemours Co 5.38%, 05/15/2027	121,998

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Compass Minerals International Inc(d)
$ 235,000	4.88%, 07/15/2024	$ 235,588
565,000	6.75%, 12/01/2027	593,250
	Constellium SE(d)
500,000	5.75%, 05/15/2024	500,000
305,000	6.63%, 03/01/2025	308,437
155,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	151,900
810,000	GCP Applied Technologies Inc(d) 5.50%, 04/15/2026	807,975
515,000	Hudbay Minerals Inc(d) 7.63%, 01/15/2025	493,113
	Mercer International Inc
124,000	6.50%, 02/01/2024	120,900
85,000	7.38%, 01/15/2025	84,575
	Novelis Corp(d)
945,000	5.88%, 09/30/2026	942,770
255,000	4.75%, 01/30/2030	243,525
120,000	PolyOne Corp(d) 5.75%, 05/15/2025	123,450
585,000	PQ Corp(d) 5.75%, 12/15/2025	589,387
770,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	892,969
550,000	Starfruit Finco BV / Starfruit US Holdco LLC(d)(e) 8.00%, 10/01/2026	563,029
295,000	Steel Dynamics Inc 5.50%, 10/01/2024	303,113
	Syngenta Finance NV(d)
280,000	4.89%, 04/24/2025	294,367
580,000	5.18%, 04/24/2028	618,573
110,000	Tronox Finance PLC(d) 5.75%, 10/01/2025	101,750
60,000	Tronox Inc(d) 6.50%, 05/01/2025	60,300
	Valvoline Inc(d)
120,000	4.38%, 08/15/2025	120,600
240,000	4.25%, 02/15/2030	236,400
	WR Grace & Co(d)
560,000	5.63%, 10/01/2024	589,400
270,000	4.88%, 06/15/2027	273,518
		12,335,100
Communications — 13.61%
	Altice Financing SA(d)
400,000	7.50%, 05/15/2026	420,000
250,000	5.00%, 01/15/2028	248,340
480,000	Altice Holding SA(d) 10.50%, 05/15/2027	528,744
	Altice SA(d)
1,215,000	7.38%, 05/01/2026	1,268,387
200,000	5.50%, 01/15/2028	202,000
Principal Amount(a)		Fair Value
Communications — (continued)
	CCO Holdings LLC / CCO Holdings Capital Corp(d)
$ 395,000	5.75%, 02/15/2026	$ 408,564
790,000	5.50%, 05/01/2026	818,637
455,000	5.00%, 02/01/2028	469,787
2,115,000	5.38%, 06/01/2029	2,231,325
185,000	4.50%, 08/15/2030	188,793
265,000	4.50%, 05/01/2032	268,313
625,000	Clear Channel Worldwide Holdings Inc(d) 5.13%, 08/15/2027	600,000
	CommScope Inc(d)
125,000	5.50%, 03/01/2024	126,250
360,000	6.00%, 03/01/2026	369,000
155,000	CommScope Technologies LLC(d) 6.00%, 06/15/2025	149,684
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	398,890
1,090,000	5.25%, 06/01/2024(e)	1,157,438
420,000	7.75%, 07/15/2025(d)	436,758
400,000	10.88%, 10/15/2025(d)	430,000
320,000	5.75%, 01/15/2030(d)	334,237
200,000	4.63%, 12/01/2030(d)	194,272
	Diamond Sports Group LLC / Diamond Sports Finance Co(d)
545,000	5.38%, 08/15/2026	395,038
790,000	6.63%, 08/15/2027	423,440
1,195,000	DISH DBS Corp 5.88%, 11/15/2024	1,187,914
515,000	Entercom Media Corp(d)(e) 7.25%, 11/01/2024	448,050
400,000	Frontier Communications Corp(d)(f) 8.50%, 04/01/2026	378,200
215,000	Go Daddy Operating Co LLC / GD Finance Co Inc(d) 5.25%, 12/01/2027	218,763
760,000	Gray Television Inc(d) 7.00%, 05/15/2027	779,000
	iHeartCommunications Inc
454,691	6.38%, 05/01/2026	450,144
252	8.38%, 05/01/2027	231
	Level 3 Financing Inc
428,000	5.63%, 02/01/2023	428,300
685,000	5.25%, 03/15/2026	705,790
395,000	4.63%, 09/15/2027(d)	397,962
125,000	4.25%, 07/01/2028(d)	124,835
	Match Group Inc(d)
475,000	5.00%, 12/15/2027	494,261
195,000	4.63%, 06/01/2028	197,174
	Meredith Corp
370,000	6.50%, 07/01/2025(d)(e)	366,300
765,000	6.88%, 02/01/2026	634,193
	Netflix Inc
45,000	5.88%, 02/15/2025	50,049
385,000	4.88%, 04/15/2028	411,669
795,000	5.88%, 11/15/2028	904,153
230,000	6.38%, 05/15/2029	267,950

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 195,000	5.38%, 11/15/2029(d)	$ 214,176
110,000	4.88%, 06/15/2030(d)	117,521
	Nexstar Broadcasting Inc(d)
865,000	5.63%, 08/01/2024	871,487
625,000	5.63%, 07/15/2027	625,037
	Outfront Media Capital LLC / Outfront Media Capital Corp(d)
355,000	6.25%, 06/15/2025	357,325
110,000	4.63%, 03/15/2030	100,828
915,000	Plantronics Inc(d) 5.50%, 05/31/2023	797,194
140,000	Quebecor Media Inc 5.75%, 01/15/2023	146,650
370,000	Sinclair Television Group Inc(d) 5.50%, 03/01/2030	342,250
	Sirius XM Radio Inc(d)
800,000	5.00%, 08/01/2027	820,656
165,000	5.50%, 07/01/2029	174,532
855,000	Sprint Capital Corp 6.88%, 11/15/2028	1,041,988
	Sprint Corp
385,000	7.25%, 09/15/2021	403,615
1,420,000	7.88%, 09/15/2023	1,599,275
410,000	7.63%, 03/01/2026	483,952
	T-Mobile USA Inc
530,000	6.38%, 03/01/2025	544,575
220,000	4.50%, 02/01/2026	222,631
405,000	3.75%, 04/15/2027(d)	449,347
80,000	5.38%, 04/15/2027	84,200
815,000	4.75%, 02/01/2028	860,664
165,000	3.88%, 04/15/2030(d)	183,904
245,000	Townsquare Media Inc(d) 6.50%, 04/01/2023	210,700
	Univision Communications Inc(d)
570,000	5.13%, 02/15/2025	536,872
215,000	9.50%, 05/01/2025	227,900
390,000	6.63%, 06/01/2027	372,450
	Videotron Ltd
505,000	5.00%, 07/15/2022	521,892
395,000	5.13%, 04/15/2027(d)	409,864
200,000	Virgin Media Secured Finance PLC(d) 5.00%, 07/15/2030	195,270
365,000	Zayo Group Holdings Inc(d) 4.00%, 03/01/2027	346,407
540,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	548,100
150,000	Ziggo BV(d) 5.50%, 01/15/2027	152,444
		34,476,541
Consumer, Cyclical — 11.37%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
1,000,000	5.00%, 10/15/2025	995,000
330,000	3.88%, 01/15/2028	320,156
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 260,000	4.38%, 01/15/2028	$ 254,849
720,000	Allison Transmission Inc(d) 4.75%, 10/01/2027	714,600
185,000	American Builders & Contractors Supply Co Inc(d) 4.00%, 01/15/2028	179,777
	Beacon Roofing Supply Inc(d)
315,000	4.88%, 11/01/2025	281,138
225,000	4.50%, 11/15/2026(e)	221,270
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	185,250
245,000	6.00%, 08/15/2026	227,850
185,000	4.75%, 12/01/2027(d)	158,763
170,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.25%, 09/15/2027	162,573
825,000	Caesars Resort Collection LLC / CRC Finco Inc(d) 5.25%, 10/15/2025	717,750
165,000	Carnival Corp(d) 11.50%, 04/01/2023	178,190
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	322,113
215,000	4.88%, 06/01/2023(e)	181,675
75,000	8.75%, 05/01/2025(d)	77,625
635,000	Clarios Global LP(d) 6.75%, 05/15/2025	660,400
195,000	Clarios Global LP / Clarios US Finance Co(d) 6.25%, 05/15/2026	201,094
460,000	eG Global Finance PLC(d) 6.75%, 02/07/2025	453,100
	Eldorado Resorts Inc
270,000	7.00%, 08/01/2023	277,482
90,000	6.00%, 09/15/2026	97,229
520,000	Ford Motor Co 9.00%, 04/22/2025	562,250
	Ford Motor Credit Co LLC
250,000	5.13%, 06/16/2025	250,570
270,000	4.27%, 01/09/2027	252,450
	Gap Inc(d)(e)
255,000	8.38%, 05/15/2023	277,631
145,000	8.63%, 05/15/2025	153,519
290,000	General Motors Co 6.13%, 10/01/2025	325,903
	Hanesbrands Inc(d)
360,000	4.63%, 05/15/2024	358,200
160,000	5.38%, 05/15/2025	161,800
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	410,025
200,000	IRB Holding Corp(d) 7.00%, 06/15/2025	205,750
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d)
315,000	5.00%, 06/01/2024	320,906
510,000	5.25%, 06/01/2026	522,750

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 230,000	4.75%, 06/01/2027	$ 235,750
	L Brands Inc
95,000	6.88%, 07/01/2025(d)	98,088
80,000	9.38%, 07/01/2025(d)	80,100
420,000	7.50%, 06/15/2029(e)	366,450
195,000	6.75%, 07/01/2036	159,900
350,000	Lennar Corp 5.88%, 11/15/2024	382,463
165,000	Levi Strauss & Co(d) 5.00%, 05/01/2025	165,620
	Lions Gate Capital Holdings LLC(d)
565,000	6.38%, 02/01/2024	550,875
470,000	5.88%, 11/01/2024	448,850
	Live Nation Entertainment Inc(d)
155,000	4.88%, 11/01/2024	139,500
265,000	5.63%, 03/15/2026(e)	241,150
200,000	6.50%, 05/15/2027	206,000
100,000	Macy's Inc(d) 8.38%, 06/15/2025	99,500
	Marriott International Inc
135,000	5.75%, 05/01/2025	147,126
305,000	4.63%, 06/15/2030	317,109
	Mattamy Group Corp(d)
515,000	5.25%, 12/15/2027	512,425
405,000	4.63%, 03/01/2030	388,800
545,000	Mattel Inc(d) 5.88%, 12/15/2027	565,437
	Navistar International Corp(d)
305,000	9.50%, 05/01/2025	326,731
635,000	6.63%, 11/01/2025	601,662
	Newell Brands Inc
220,000	4.88%, 06/01/2025(e)	230,402
840,000	4.70%, 04/01/2026	879,808
325,000	Nordstrom Inc(d) 8.75%, 05/15/2025	349,747
455,000	Penn National Gaming Inc(d) 5.63%, 01/15/2027	424,460
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	430,000
440,000	5.38%, 12/01/2024	438,900
	PulteGroup Inc
240,000	5.50%, 03/01/2026	261,744
775,000	7.88%, 06/15/2032	990,295
75,000	Royal Caribbean Cruises Ltd(d) 9.13%, 06/15/2023	74,400
470,000	Sabre Global Inc(d) 9.25%, 04/15/2025	495,262
750,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	771,562
700,000	Six Flags Entertainment Corp(d)(e) 5.50%, 04/15/2027	625,625
385,000	Six Flags Theme Parks Inc(d) 7.00%, 07/01/2025	397,994
	Staples Inc(d)
1,060,000	7.50%, 04/15/2026	832,895
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 105,000	10.75%, 04/15/2027	$ 64,038
365,000	Station Casinos LLC(d) 4.50%, 02/15/2028	306,600
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	448,500
215,000	Taylor Morrison Communities Inc(d) 5.75%, 01/15/2028	221,450
195,000	TRI Pointe Group Inc 5.70%, 06/15/2028	197,925
395,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	407,628
785,000	Univar Solutions USA Inc(d) 5.13%, 12/01/2027	794,122
160,000	WMG Acquisition Corp(d) 5.50%, 04/15/2026	165,552
	Wolverine World Wide Inc(d)
240,000	6.38%, 05/15/2025	251,400
365,000	5.00%, 09/01/2026	351,313
445,000	Wyndham Hotels & Resorts Inc(d) 5.38%, 04/15/2026	428,312
495,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d) 5.25%, 05/15/2027	427,927
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
115,000	7.75%, 04/15/2025	115,828
480,000	5.13%, 10/01/2029	429,000
	Yum! Brands Inc(d)
75,000	7.75%, 04/01/2025	80,906
185,000	4.75%, 01/15/2030	187,775
		28,784,544
Consumer, Non-Cyclical — 11.72%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
55,000	6.63%, 06/15/2024	56,375
390,000	7.50%, 03/15/2026(d)	422,471
765,000	4.63%, 01/15/2027(d)	765,000
110,000	4.88%, 02/15/2030(d)	112,544
590,000	Bausch Health Americas Inc(d) 8.50%, 01/31/2027	626,137
	Bausch Health Cos Inc
215,000	EUR, 4.50%, 05/15/2023	238,786
730,000	7.00%, 03/15/2024(d)	757,375
740,000	6.13%, 04/15/2025(d)	750,560
320,000	5.50%, 11/01/2025(d)	327,059
200,000	7.00%, 01/15/2028(d)	206,000
145,000	5.00%, 01/30/2028(d)	136,516
275,000	6.25%, 02/15/2029(d)	276,375
835,000	7.25%, 05/30/2029(d)	876,024

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 145,000	5.25%, 01/30/2030(d)	$ 137,569
630,000	Carriage Services Inc(d) 6.63%, 06/01/2026	662,287
	Centene Corp
240,000	4.75%, 05/15/2022	243,310
305,000	5.25%, 04/01/2025(d)	314,058
240,000	5.38%, 06/01/2026(d)	248,798
190,000	5.38%, 08/15/2026(d)	197,640
815,000	4.63%, 12/15/2029	862,898
	CHS / Community Health Systems Inc
955,000	6.25%, 03/31/2023	899,572
500,000	6.63%, 02/15/2025(d)	470,000
210,000	8.00%, 03/15/2026(d)	198,492
710,000	Elanco Animal Health Inc 5.65%, 08/28/2028	787,248
	Gartner Inc(d)
505,000	5.13%, 04/01/2025	517,145
80,000	4.50%, 07/01/2028	80,936
	HCA Inc
675,000	5.25%, 06/15/2026	776,932
855,000	5.38%, 09/01/2026	930,881
630,000	5.63%, 09/01/2028	702,708
185,000	3.50%, 09/01/2030	178,144
240,000	Hologic Inc(d) 4.38%, 10/15/2025	242,350
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(d)	660,800
40,000	4.00%, 03/01/2026(d)	44,240
330,000	4.75%, 08/01/2028	387,232
	Jaguar Holding Co II / PPD Development LP(d)
80,000	4.63%, 06/15/2025	81,416
120,000	5.00%, 06/15/2028	122,850
	Kraft Heinz Foods Co
1,430,000	3.00%, 06/01/2026	1,445,540
55,000	3.88%, 05/15/2027(d)	57,465
180,000	3.75%, 04/01/2030(d)	185,820
510,000	5.00%, 07/15/2035	560,976
	Lamb Weston Holdings Inc(d)
50,000	4.63%, 11/01/2024	51,875
835,000	4.88%, 11/01/2026	864,225
275,000	4.88%, 05/15/2028	291,365
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d) 10.00%, 04/15/2025	116,513
90,000	Molina Healthcare Inc(d) 4.88%, 06/15/2025	90,450
675,000	Nielsen Co Luxembourg SARL(d)(e) 5.00%, 02/01/2025	671,551
745,000	Nielsen Finance LLC / Nielsen Finance Co(d) 5.00%, 04/15/2022	742,914
365,000	Prime Security Services Borrower LLC / Prime Finance Inc(d) 6.25%, 01/15/2028	343,793
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 295,000	Refinitiv US Holdings Inc(d) 6.25%, 05/15/2026	$ 312,700
	Service Corp International
910,000	5.38%, 05/15/2024	927,062
290,000	7.50%, 04/01/2027	329,150
175,000	4.63%, 12/15/2027	181,563
600,000	5.13%, 06/01/2029	645,600
	Spectrum Brands Inc
400,000	6.13%, 12/15/2024	411,000
185,000	5.00%, 10/01/2029(d)	182,688
651,000	Square Inc(d) 0.13%, 03/01/2025	737,474
	Tenet Healthcare Corp
365,000	4.63%, 07/15/2024	357,674
95,000	7.50%, 04/01/2025(d)	100,938
1,675,000	4.88%, 01/01/2026(d)	1,640,595
140,000	6.25%, 02/01/2027(d)	138,950
755,000	5.13%, 11/01/2027(d)	744,958
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024(e)	457,237
430,000	7.13%, 01/31/2025(d)	457,731
685,000	6.75%, 03/01/2028(e)	723,963
735,000	TMS International Holding Corp(d) 7.25%, 08/15/2025	599,025
		29,669,523
Energy — 8.20%
	Aker BP ASA(d)
605,000	5.88%, 03/31/2025	614,892
390,000	3.75%, 01/15/2030	366,215
	Antero Resources Corp
705,000	5.38%, 11/01/2021(e)	652,125
230,000	5.13%, 12/01/2022	166,175
	Apache Corp
180,000	3.25%, 04/15/2022	174,663
620,000	4.38%, 10/15/2028(e)	547,392
205,000	5.10%, 09/01/2040	168,371
240,000	Baytex Energy Corp(d) 5.63%, 06/01/2024	146,400
	Buckeye Partners LP
155,000	3.95%, 12/01/2026	145,705
150,000	4.50%, 03/01/2028(d)	141,000
240,000	5.85%, 11/15/2043	208,272
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	349,265
495,000	ChampionX Corp 6.38%, 05/01/2026	459,989
	Cheniere Corpus Christi Holdings LLC
507,000	5.88%, 03/31/2025	568,993
755,000	5.13%, 06/30/2027	828,405
495,000	Comstock Resources Inc(d) 7.50%, 05/15/2025	448,594
	Continental Resources Inc
230,000	5.00%, 09/15/2022	226,364
545,000	4.50%, 04/15/2023	520,595

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 175,000	4.38%, 01/15/2028	$ 154,038
	DCP Midstream Operating LP
275,000	5.63%, 07/15/2027	277,062
430,000	6.75%, 09/15/2037(d)	385,835
261,000	Denbury Resources Inc(d) 9.00%, 05/15/2021	101,137
	Devon Energy Corp
195,000	7.88%, 09/30/2031	228,807
275,000	7.95%, 04/15/2032	318,620
155,000	5.60%, 07/15/2041	151,273
	Diamondback Energy Inc
205,000	4.75%, 05/31/2025	219,239
400,000	5.38%, 05/31/2025	411,749
25,000	3.25%, 12/01/2026	25,136
	Endeavor Energy Resources LP / EER Finance Inc(d)
390,000	6.63%, 07/15/2025	393,050
935,000	5.75%, 01/30/2028	897,600
1,065,000	Energy Transfer Operating LP(b)(g) 6.63%, Perpetual 3-mo. LIBOR + 4.16%	814,933
	Hess Midstream Operations LP(d)
960,000	5.63%, 02/15/2026	949,910
345,000	5.13%, 06/15/2028	332,035
185,000	Holly Energy Partners LP / Holly Energy Finance Corp(d) 5.00%, 02/01/2028	176,212
305,000	Indigo Natural Resources LLC(d) 6.88%, 02/15/2026	283,650
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	135,729
	MEG Energy Corp(d)
584,000	6.50%, 01/15/2025	544,580
185,000	7.13%, 02/01/2027	153,781
	Nabors Industries Ltd
715,000	5.75%, 02/01/2025	289,575
185,000	7.25%, 01/15/2026(d)	113,775
185,000	7.50%, 01/15/2028(d)	113,775
	Newfield Exploration Co
300,000	5.75%, 01/30/2022	300,581
75,000	5.63%, 07/01/2024	71,252
	Noble Energy Inc
285,000	3.90%, 11/15/2024	287,106
185,000	6.00%, 03/01/2041	177,535
210,000	Noble Holding International Ltd 7.75%, 01/15/2024	4,200
	Oasis Petroleum Inc
188,000	6.88%, 03/15/2022	31,020
315,000	6.25%, 05/01/2026(d)	51,975
	Occidental Petroleum Corp
400,000	4.10%, 02/01/2021	401,600
320,000	4.85%, 03/15/2021	317,600
140,000	2.90%, 08/15/2024	119,700
195,000	3.50%, 06/15/2025	164,775
Principal Amount(a)		Fair Value
Energy — (continued)
$ 385,000	6.45%, 09/15/2036	$ 329,525
620,000	Precision Drilling Corp(d) 7.13%, 01/15/2026	378,200
	Seventy Seven Energy Inc(f)(h)(i)
345,000	6.50%, 07/15/2022	34
225,000	6.63%, 11/15/2025	23
620,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d) 5.50%, 01/15/2028	536,300
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
235,000	6.50%, 07/15/2027	235,587
240,000	5.00%, 01/15/2028	225,691
140,000	6.88%, 01/15/2029	146,650
110,000	5.50%, 03/01/2030(d)	106,218
204,575	Transocean Pontus Ltd(d) 6.13%, 08/01/2025	177,980
295,000	Transocean Poseidon Ltd(d) 6.88%, 02/01/2027	250,750
	USA Compression Partners LP / USA Compression Finance Corp
455,000	6.88%, 04/01/2026	439,644
190,000	6.88%, 09/01/2027	180,462
190,000	Valaris PLC 7.75%, 02/01/2026	14,250
165,000	Viper Energy Partners LP(d) 5.38%, 11/01/2027	161,852
	WPX Energy Inc
355,000	8.25%, 08/01/2023	394,050
170,000	5.75%, 06/01/2026	164,900
420,000	5.25%, 10/15/2027	392,359
295,000	5.88%, 06/15/2028	282,462
245,000	4.50%, 01/15/2030	216,484
		20,765,681
Financial — 7.77%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	320,850
1,905,000	Ally Financial Inc 8.00%, 11/01/2031	2,457,508
570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.20%	726,750
	Bank of America Corp(b)(g)
225,000	6.10%, Perpetual 3-mo. LIBOR + 3.90%	237,375
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	284,785
	CIT Group Inc
95,000	5.00%, 08/15/2022	97,019
635,000	5.00%, 08/01/2023	647,636
400,000	5.25%, 03/07/2025	414,416
	CNO Financial Group Inc
370,000	5.25%, 05/30/2025	408,941

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 390,000	5.25%, 05/30/2029	$ 417,891
	Credit Suisse Group AG(d)(g)
200,000	5.10%, Perpetual(e)	189,500
620,000	6.25%, Perpetual	645,842
785,000	Diversified Healthcare Trust REIT 9.75%, 06/15/2025	842,894
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	314,651
375,000	ESH Hospitality Inc REIT(d) 5.25%, 05/01/2025	362,813
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	326,637
	Freedom Mortgage Corp(d)
330,000	8.13%, 11/15/2024	320,100
445,000	8.25%, 04/15/2025	440,550
370,000	goeasy Ltd(d) 5.38%, 12/01/2024	358,900
580,000	Howard Hughes Corp(d) 5.38%, 03/15/2025	539,748
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
350,000	6.75%, 02/01/2024	352,625
220,000	4.75%, 09/15/2024	207,900
350,000	6.25%, 05/15/2026	350,483
220,000	5.25%, 05/15/2027	212,300
	Iron Mountain Inc REIT(d)
655,000	4.88%, 09/15/2027	638,094
320,000	5.25%, 03/15/2028	318,400
	iStar Inc REIT
160,000	5.25%, 09/15/2022	155,200
505,000	4.75%, 10/01/2024	471,544
510,000	4.25%, 08/01/2025	461,550
365,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d) 4.25%, 02/01/2027	292,000
393,000	Lloyds Banking Group PLC(g) 7.50%, Perpetual	407,659
750,000	LPL Holdings Inc(d) 5.75%, 09/15/2025	759,375
	Nationstar Mortgage Holdings Inc(d)
535,000	8.13%, 07/15/2023	549,017
145,000	9.13%, 07/15/2026	153,246
180,000	6.00%, 01/15/2027	171,000
640,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.38%, 06/15/2025	598,400
	Royal Bank of Scotland Group PLC(g)
495,000	7.50%, Perpetual	496,732
483,000	7.65%, Perpetual(b) 3-mo. LIBOR + 2.50%	698,659
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	146,958
	Springleaf Finance Corp
190,000	6.88%, 03/15/2025	194,928
160,000	8.88%, 06/01/2025	171,070
Principal Amount(a)		Fair Value
Financial — (continued)
$ 240,000	7.13%, 03/15/2026	$ 248,398
360,000	6.63%, 01/15/2028	356,400
385,000	5.38%, 11/15/2029	361,900
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	491,400
9,893	Stearns Holdings LLC / Stearns Co-Issuer Inc(d) 5.00%, 11/05/2024	49,465
		19,669,509
Industrial — 9.22%
	Amsted Industries Inc(d)
320,000	5.63%, 07/01/2027	330,000
365,000	4.63%, 05/15/2030	360,438
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d)
240,000	6.00%, 02/15/2025	245,700
390,000	4.13%, 08/15/2026	385,885
295,000	5.25%, 08/15/2027	289,578
	Berry Global Inc
102,000	5.50%, 05/15/2022	102,153
310,000	5.13%, 07/15/2023	311,776
85,000	4.50%, 02/15/2026(d)	83,756
215,000	5.63%, 07/15/2027(d)	220,913
700,000	BMC East LLC(d) 5.50%, 10/01/2024	705,250
820,000	Boise Cascade Co(d) 5.63%, 09/01/2024	826,150
433,000	Builders FirstSource Inc(d) 6.75%, 06/01/2027	443,284
314,000	CEMEX Finance LLC(d)(e) 6.00%, 04/01/2024	310,766
	Cemex SAB de CV(d)
815,000	6.13%, 05/05/2025	791,569
200,000	7.38%, 06/05/2027	203,200
270,000	5.45%, 11/19/2029	249,399
	Clean Harbors Inc(d)
300,000	4.88%, 07/15/2027	308,250
170,000	5.13%, 07/15/2029	176,317
108,000	Cornerstone Building Brands Inc(d) 8.00%, 04/15/2026	108,810
385,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	392,327
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	779,220
	Energizer Holdings Inc(d)
260,000	6.38%, 07/15/2026	268,830
450,000	7.75%, 01/15/2027	479,821
1,015,000	GFL Environmental Inc(d) 5.13%, 12/15/2026	1,050,525
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	727,750
545,000	Greif Inc(d) 6.50%, 03/01/2027	554,739

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 275,000	Itron Inc(d) 5.00%, 01/15/2026	$ 273,969
680,000	James Hardie International Finance Designated Activity Co(d) 5.00%, 01/15/2028	693,600
	JELD-WEN Inc(d)
160,000	6.25%, 05/15/2025	166,000
285,000	4.63%, 12/15/2025	273,600
265,000	4.88%, 12/15/2027	255,113
490,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	493,778
170,000	Masonite International Corp(d) 5.38%, 02/01/2028	173,825
	Mauser Packaging Solutions Holding Co(d)
110,000	5.50%, 04/15/2024	108,041
125,000	8.50%, 04/15/2024	130,781
160,000	Owens-Brockway Glass Container Inc(d) 6.63%, 05/13/2027	166,400
585,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	479,700
945,000	RBS Global Inc / Rexnord LLC(d) 4.88%, 12/15/2025	949,725
	Standard Industries Inc(d)
500,000	5.38%, 11/15/2024	513,750
120,000	6.00%, 10/15/2025	123,512
395,000	5.00%, 02/15/2027	399,937
45,000	4.75%, 01/15/2028	45,619
620,000	Stevens Holding Co Inc(d) 6.13%, 10/01/2026	647,900
515,000	Tennant Co 5.63%, 05/01/2025	520,150
630,000	TopBuild Corp(d) 5.63%, 05/01/2026	636,300
	TransDigm Inc
105,000	6.50%, 05/15/2025	98,184
75,000	8.00%, 12/15/2025(d)	78,824
1,240,000	6.25%, 03/15/2026(d)	1,239,225
300,000	6.38%, 06/15/2026	273,750
475,000	5.50%, 11/15/2027	414,646
330,000	Trivium Packaging Finance BV(d) 5.50%, 08/15/2026	332,888
885,000	TTM Technologies Inc(d) 5.63%, 10/01/2025	877,814
212,000	US Concrete Inc 6.38%, 06/01/2024	210,410
850,000	Waste Pro USA Inc(d) 5.50%, 02/15/2026	811,316
650,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	645,125
	WESCO Distribution Inc(d)
195,000	7.13%, 06/15/2025	205,667
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 395,000	7.25%, 06/15/2028	$ 416,555
		23,362,510
Technology — 2.08%
305,000	Boxer Parent Co Inc(d) 7.13%, 10/02/2025	320,341
	Dell International LLC / EMC Corp(d)
430,000	7.13%, 06/15/2024	445,453
120,000	5.85%, 07/15/2025	137,861
1,600,000	6.02%, 06/15/2026	1,834,361
210,000	Dun & Bradstreet Corp(d) 6.88%, 08/15/2026	222,600
200,000	Microchip Technology Inc(d) 4.25%, 09/01/2025	201,648
360,000	Qorvo Inc 5.50%, 07/15/2026	374,400
256,000	Rackspace Hosting Inc(d)(e) 8.63%, 11/15/2024	260,608
1,065,000	SS&C Technologies Inc(d) 5.50%, 09/30/2027	1,084,585
160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(d) 5.75%, 06/01/2025	164,000
205,000	Western Digital Corp 4.75%, 02/15/2026	212,175
		5,258,032
Utilities — 2.93%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,134,061
125,000	3.30%, 07/15/2025(d)	128,726
665,000	5.13%, 09/01/2027	690,051
	Calpine Corp(d)
355,000	5.25%, 06/01/2026	358,447
550,000	4.50%, 02/15/2028	539,000
	NRG Energy Inc
395,000	3.75%, 06/15/2024(d)	417,008
345,000	7.25%, 05/15/2026	363,975
105,000	6.63%, 01/15/2027	109,725
275,000	5.75%, 01/15/2028	290,125
185,000	5.25%, 06/15/2029(d)	194,674
	Pacific Gas & Electric Co
365,000	2.95%, 03/01/2026(f)	393,287
150,000	2.10%, 08/01/2027(e)	148,136
610,000	2.50%, 02/01/2031(e)	596,336
320,000	Vistra Corp(d) 8.13%, 01/30/2026	333,600
	Vistra Operations Co LLC(d)
110,000	3.55%, 07/15/2024	113,528
650,000	5.50%, 09/01/2026	665,041
265,000	5.63%, 02/15/2027	272,150
475,000	5.00%, 07/31/2027	482,956

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 190,000	4.30%, 07/15/2029	$ 199,715
		7,430,541
TOTAL CORPORATE BONDS AND NOTES — 71.77% (Cost $183,688,767)		$181,751,981
CONVERTIBLE BONDS
Communications — 3.68%
636,000	Booking Holdings Inc(d) 0.75%, 05/01/2025	785,662
780,000	DISH Network Corp 3.38%, 08/15/2026	716,519
368,000	Etsy Inc(d) 0.13%, 10/01/2026	501,781
90,000	GCI Liberty Inc(d) 1.75%, 09/30/2046	125,818
300,000	Liberty Interactive LLC(d) 1.75%, 09/30/2046	453,177
	Liberty Media Corp
218,000	1.38%, 10/15/2023	228,769
526,000	2.75%, 12/01/2049(d)	491,785
331,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	358,916
409,000	Match Group Financeco 2 Inc(d) 0.88%, 06/15/2026	502,388
151,000	Match Group Financeco Inc(d) 0.88%, 10/01/2022	321,965
705,000	Okta Inc(d) 0.38%, 06/15/2026	761,033
	Palo Alto Networks Inc
130,000	0.75%, 07/01/2023	138,967
465,000	0.38%, 06/01/2025(d)	462,906
387,000	Proofpoint Inc(d) 0.25%, 08/15/2024	379,989
283,000	Snap Inc(d) 0.75%, 08/01/2026	353,927
258,000	Viavi Solutions Inc 1.00%, 03/01/2024	296,612
420,000	Vonage Holdings Corp 1.75%, 06/01/2024	391,751
597,000	Wix.com Ltd(j) 0.00%, 07/01/2023	1,107,808
367,000	Zendesk Inc(d) 0.63%, 06/15/2025	391,487
467,000	Zillow Group Inc 2.75%, 05/15/2025	542,986
		9,314,246
Consumer, Cyclical — 2.06%
262,000	Bloomin' Brands Inc(d) 5.00%, 05/01/2025	299,020
452,000	Burlington Stores Inc(d) 2.25%, 04/15/2025	513,676
242,000	Callaway Golf Co(d) 2.75%, 05/01/2026	298,029
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 311,000	Dick's Sporting Goods Inc(d) 3.25%, 04/15/2025	$ 430,475
175,000	Guess? Inc(k) 2.00%, 04/15/2024	116,594
362,000	Live Nation Entertainment Inc 2.50%, 03/15/2023	367,204
342,000	NCL Corp Ltd(d) 6.00%, 05/15/2024	455,331
301,000	Penn National Gaming Inc 2.75%, 05/15/2026	450,863
483,000	RH (d)(j) 0.00%, 09/15/2024	637,000
268,000	Royal Caribbean Cruises Ltd(d) 4.25%, 06/15/2023	249,240
786,000	Southwest Airlines Co 1.25%, 05/01/2025	944,010
374,000	Winnebago Industries Inc(d) 1.50%, 04/01/2025	458,150
		5,219,592
Consumer, Non-Cyclical — 3.22%
373,000	BioMarin Pharmaceutical Inc(d) 1.25%, 05/15/2027	434,087
521,000	Chegg Inc 0.13%, 03/15/2025	736,772
257,000	CONMED Corp 2.63%, 02/01/2024	268,971
	DexCom Inc
213,000	0.75%, 12/01/2023	528,385
407,000	0.25%, 11/15/2025(d)	416,662
250,000	Envista Holdings Corp(d) 2.38%, 06/01/2025	304,299
663,000	Exact Sciences Corp 0.38%, 03/15/2027	686,836
222,000	FTI Consulting Inc 2.00%, 08/15/2023	280,572
538,000	Insulet Corp(d) 0.38%, 09/01/2026	587,460
264,000	Integra LifeSciences Holdings Corp(d) 0.50%, 08/15/2025	239,995
292,000	Ironwood Pharmaceuticals Inc(d) 1.50%, 06/15/2026	301,748
485,000	Jazz Investments I Ltd 1.50%, 08/15/2024	443,449
397,000	Livongo Health Inc(d) 0.88%, 06/01/2025	472,301
224,000	Natera Inc(d) 2.25%, 05/01/2027	330,083
148,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	246,084
289,000	Repligen Corp 0.38%, 07/15/2024	362,146
294,000	Revance Therapeutics Inc(d) 1.75%, 02/15/2027	286,602
185,000	Sarepta Therapeutics Inc 1.50%, 11/15/2024	424,575
213,000	Tandem Diabetes Care Inc(d) 1.50%, 05/01/2025	248,118

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Teladoc Health Inc
$ 64,000	1.38%, 05/15/2025	$ 227,890
302,000	1.25%, 06/01/2027(d)	333,668
		8,160,703
Energy — 0.15%
134,575	CHC Group LLC / CHC Finance Ltd(j)(k) 0.00%, 10/01/2020	20,186
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	158,084
116,000	Oasis Petroleum Inc 2.63%, 09/15/2023	17,702
158,000	Pioneer Natural Resources Co(d) 0.25%, 05/15/2025	186,406
		382,378
Financial — 0.54%
264,000	Ares Capital Corp 3.75%, 02/01/2022	259,759
276,000	AXA SA(d) 7.25%, 05/15/2021	252,022
351,000	Blackstone Mortgage Trust Inc REIT 4.75%, 03/15/2023	320,946
210,000	IH Merger Sub LLC REIT 3.50%, 01/15/2022	269,981
273,000	JPMorgan Chase Financial Co LLC(d) 0.25%, 05/01/2023	263,445
		1,366,153
Industrial — 0.14%
364,000	Air Transport Services Group Inc 1.13%, 10/15/2024	342,763
Technology — 5.73%
373,000	1Life Healthcare Inc(d) 3.00%, 06/15/2025	398,576
	Akamai Technologies Inc
110,000	0.13%, 05/01/2025	136,983
400,000	0.38%, 09/01/2027(d)	435,120
440,000	Alteryx Inc(d)(e) 0.50%, 08/01/2024	496,259
176,000	Atlassian Inc 0.63%, 05/01/2023	391,682
345,000	Cloudflare Inc(d) 0.75%, 05/15/2025	415,725
668,000	Coupa Software Inc(d) 0.38%, 06/15/2026	771,380
319,000	Cree Inc(d) 1.75%, 05/01/2026	448,993
262,000	CyberArk Software Ltd(d)(j) 0.00%, 11/15/2024	243,652
Principal Amount(a)		Fair Value
Technology — (continued)
$ 413,000	DocuSign Inc 0.50%, 09/15/2023	$ 1,003,922
285,000	Everbridge Inc(d) 0.13%, 12/15/2024	387,273
285,000	Five9 Inc(d) 0.50%, 06/01/2025	305,128
369,000	HubSpot Inc(d) 0.38%, 06/01/2025	393,908
461,000	Inphi Corp(d) 0.75%, 04/15/2025	553,234
481,000	J2 Global Inc(d) 1.75%, 11/01/2026	404,517
163,000	Lumentum Holdings Inc(d) 0.50%, 12/15/2026	171,558
970,000	Microchip Technology Inc 1.63%, 02/15/2027	1,430,796
393,000	MongoDB Inc(d) 0.25%, 01/15/2026	494,789
534,000	ON Semiconductor Corp 1.63%, 10/15/2023	648,014
224,000	Pluralsight Inc 0.38%, 03/01/2024	196,635
400,000	RealPage Inc 1.50%, 05/15/2025	430,089
	RingCentral Inc(j)
56,000	0.00%, 03/15/2023	195,572
539,000	0.00%, 03/01/2025(d)	577,102
261,000	SailPoint Technologies Holding Inc(d) 0.13%, 09/15/2024	293,192
305,000	ServiceNow Inc(j) 0.00%, 06/01/2022	913,772
	Splunk Inc
384,000	1.13%, 09/15/2025	564,142
366,000	1.13%, 06/15/2027(d)	389,920
200,000	Talend SA(d) EUR, 1.75%, 09/01/2024	215,634
115,000	Teradyne Inc 1.25%, 12/15/2023	308,540
196,000	Twilio Inc 0.25%, 06/01/2023	608,143
215,000	Workday Inc 0.25%, 10/01/2022	295,515
		14,519,765
TOTAL CONVERTIBLE BONDS — 15.52% (Cost $34,505,166)		$ 39,305,600
Shares
COMMON STOCK
Communications — 0.05%
26,899	Clear Channel Outdoor Holdings Inc(l)	27,975
11,439	iHeartMedia Inc Class A(e)(l)	95,516
		123,491

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.00%(m)
3,415	Advanz Pharma Corp Ltd(e)(l)	$ 10,416
Financial — 0.20%
17,030	Ally Financial Inc	337,705
7,486	CIT Group Inc	155,185
		492,890
Industrial — 0.00%(m)
491	Tervita Corp(l)	1,378
Technology — 0.31%
7,397	Advanced Micro Devices Inc(l)	389,156
1,222	Lam Research Corp	395,268
		784,424
Utilities — 0.02%
339	Genon Energy Inc(l)	56,480
TOTAL COMMON STOCK — 0.58% (Cost $2,872,992)		$ 1,469,079
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.13%
7,185	International Flavors & Fragrances Inc 6.00%	320,523
Communications — 0.17%
410	Mandatory Exchangeable Trust 5.25%(d)	418,221
Consumer, Non-Cyclical — 0.87%
3,413	Avantor Inc 6.25%	196,926
8,071	Becton Dickinson & Co 6.00%(e)	429,377
3,929	Boston Scientific Corp 5.50%	411,877
890	Danaher Corp 5.00%	960,595
5,543	Elanco Animal Health Inc 5.00%	215,457
		2,214,232
Financial — 0.68%
414	Bank of America Corp 7.25%	555,671
244	Crown Castle International Corp Series A REIT 6.88%	363,137
2,804	QTS Realty Trust Inc REIT 6.50%(e)	400,777
311	Wells Fargo & Co 7.50%	403,173
		1,722,758
Industrial — 0.20%
595	Fortive Corp 5.00%	514,080
Shares		Fair Value
Technology — 0.61%
1,195	Broadcom Inc 8.00%	$ 1,335,556
4,657	Change Healthcare Inc 6.00%	200,318
		1,535,874
Utilities — 1.03%
7,497	American Electric Power Co Inc 6.13%(e)	364,729
9,705	CenterPoint Energy Inc 7.00%(e)	346,243
3,778	Dominion Energy Inc 7.25%	384,260
4,665	Essential Utilities Inc 6.00%	262,135
11,582	NextEra Energy Inc 4.87%	564,044
3,826	Sempra Energy 6.00%	374,021
7,364	Southern Co 6.75%	324,458
		2,619,890
TOTAL CONVERTIBLE PREFERRED STOCK — 3.69% (Cost $9,645,651)		$ 9,345,578
PREFERRED STOCK
Financial — 0.15%
16,517	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.79%	370,311
TOTAL PREFERRED STOCK — 0.15% (Cost $420,545)		$ 370,311
RIGHTS
Communications — 0.00%(m)
3,599	T-Mobile US Inc(l)	605
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(i)(l)	22,672
TOTAL RIGHTS — 0.01% (Cost $79,668)		$ 23,277
GOVERNMENT MONEY MARKET MUTUAL FUNDS
228,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(n), 0.10%(o)	228,000
268,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.10%(o)	268,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.19% (Cost $496,000)		$ 496,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.49%
$2,216,468	Undivided interest of 16.73% in a repurchase agreement (principal amount/value $13,252,580 with a maturity value of $13,252,609) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $2,216,468 on 7/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(n)	$ 2,216,468
2,216,468	Undivided interest of 3.27% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $2,216,468 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(n)	2,216,468
2,216,468	Undivided interest of 3.35% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $2,216,468 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(n)	2,216,468
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,187,100	Undivided interest of 5.87% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $2,187,100 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(n)	$ 2,187,100
TOTAL SHORT TERM INVESTMENTS — 3.49% (Cost $8,836,504)		$ 8,836,504
TOTAL INVESTMENTS — 100.08% (Cost $253,276,626)		$253,456,055
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$ (202,439)
TOTAL NET ASSETS — 100.00%		$253,253,616

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
(c)	All or a portion of this position has not settled as of June 30, 2020. The interest rate shown represents the stated spread over LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	All or a portion of the security is on loan at June 30, 2020.
(f)	Security in default.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in bankruptcy.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield at June 30, 2020.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of June 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$134,941	$20,186	0.01%
Guess? Inc	2.00%	04/15/2024	05/06/2020	167,612	116,594	0.05
				$302,553	$136,780	0.06%
At June 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
SSB	USD	42,421	CAD	59,400	July 15, 2020	$(1,332)
SSB	USD	320,713	EUR	285,600	September 16, 2020	(711)
WES	USD	2,929	CAD	4,100	July 15, 2020	(91)
					Net Depreciation	$(2,134)
Counterparty Abbreviations:
SSB	State Street Bank
WES	Westpac Banking
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $9,061,884 of securities on loan)(a)	$244,619,551
Repurchase agreements, fair value(b)	8,836,504
Cash	2,667,728
Dividends and interest receivable	2,714,460
Subscriptions receivable	530,263
Receivable for investments sold	4,282,184
Total Assets	263,650,690
LIABILITIES:
Payable for director fees	4,139
Payable for investments purchased	826,575
Payable for other accrued fees	76,115
Payable for shareholder services fees	2,048
Payable to investment adviser	150,763
Payable to custodian	385
Payable upon return of securities loaned	9,332,504
Redemptions payable	2,411
Unrealized depreciation on forward foreign currency contracts	2,134
Total Liabilities	10,397,074
NET ASSETS	$253,253,616
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,748,183
Paid-in capital in excess of par	269,561,838
Undistributed/accumulated deficit	(19,056,405)
NET ASSETS	$253,253,616
NET ASSETS BY CLASS
Investor Class	$6,654,748
Institutional Class	$246,598,868
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	880,036
Institutional Class	26,601,796
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.56
Institutional Class	$9.27
(a) Cost of investments	$244,440,122
(b) Cost of repurchase agreements	$8,836,504
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West High Yield Bond Fund
INVESTMENT INCOME:
Interest	$5,521,687
Income from securities lending	29,040
Dividends	333,311
Total Income	5,884,038
EXPENSES:
Management fees	902,962
Shareholder services fees – Investor Class	11,878
Audit and tax fees	24,557
Custodian fees	11,797
Director's fees	9,604
Legal fees	2,401
Pricing fees	32,891
Registration fees	22,811
Shareholder report fees	635
Transfer agent fees	3,874
Other fees	1,956
Total Expenses	1,025,366
Less amount waived by investment adviser	73,454
Net Expenses	951,912
NET INVESTMENT INCOME	4,932,126
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(1,344,449)
Net realized gain on forward foreign currency contracts	6,513
Net Realized Loss	(1,337,936)
Net change in unrealized depreciation on investments and foreign currency translations	(8,020,194)
Net change in unrealized appreciation on forward foreign currency contracts	5,585
Net Change in Unrealized Depreciation	(8,014,609)
Net Realized and Unrealized Loss	(9,352,545)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,420,419)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West High Yield Bond Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$4,932,126	$11,990,628
Net realized loss	(1,337,936)	(6,735,549)
Net change in unrealized appreciation (depreciation)	(8,014,609)	29,838,318
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,420,419)	35,093,397
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(3,478)
Institutional Class	-	(119,270)
From return of capital	0	(122,748)
From net investment income and net realized gains
Investor Class	(143,561)	(402,334)
Institutional Class	(4,549,249)	(11,985,112)
From net investment income and net realized gains	(4,692,810)	(12,387,446)
Total Distributions	(4,692,810)	(12,510,194)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	949,693	1,940,095
Institutional Class	21,592,912	40,679,108
Shares issued in reinvestment of distributions
Investor Class	143,561	405,812
Institutional Class	4,549,249	12,104,382
Shares redeemed
Investor Class	(1,729,051)	(3,688,174)
Institutional Class	(32,824,626)	(52,256,137)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,318,262)	(814,914)
Total Increase (Decrease) in Net Assets	(16,431,491)	21,768,289
NET ASSETS:
Beginning of Period	269,685,107	247,916,818
End of Period	$253,253,616	$269,685,107
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	127,332	250,699
Institutional Class	2,340,024	4,307,246
Shares issued in reinvestment of distributions
Investor Class	18,914	52,195
Institutional Class	489,167	1,278,130
Shares redeemed
Investor Class	(241,303)	(475,647)
Institutional Class	(3,634,386)	(5,596,332)
Net Decrease	(900,252)	(183,709)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 7.84	0.13	(0.24)	(0.11)	-	(0.17)	-	(0.17)	$7.56	(1.45%) (d)
12/31/2019	$ 7.23	0.34	0.69	1.03	(0.00) (e)	(0.42)	-	(0.42)	$7.84	14.40%
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	-	(0.59)	-	(0.59)	$7.23	(3.92%)
12/31/2017	$ 8.10	0.41	0.12	0.53	-	(0.50)	-	(0.50)	$8.13	6.62%
12/31/2016	$ 7.46	0.41	0.73	1.14	-	(0.50)	-	(0.50)	$8.10	15.54%
12/31/2015	$ 8.33	0.42	(0.79)	(0.37)	-	(0.50)	-	(0.50)	$7.46	(4.69%)
Institutional Class
06/30/2020(Unaudited)	$ 9.56	0.18	(0.30)	(0.12)	-	(0.17)	-	(0.17)	$9.27	(1.21%) (d)
12/31/2019	$ 8.74	0.44	0.84	1.28	(0.00) (e)	(0.46)	-	(0.46)	$9.56	14.73%
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	-	(0.61)	-	(0.61)	$8.74	(3.58%)
12/31/2017	$ 9.55	0.52	0.14	0.66	-	(0.52)	-	(0.52)	$9.69	7.03%
12/31/2016	$ 8.72	0.51	0.85	1.36	-	(0.53)	-	(0.53)	$9.55	15.87%
12/31/2015 (f)	$10.00	0.35	(1.10)	(0.75)	-	(0.53)	-	(0.53)	$8.72	(7.71%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 6,655	1.84% (h)	1.10% (h)	3.59% (h)	36% (d)
12/31/2019	$ 7,642	1.48%	1.10%	4.35%	64%
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
12/31/2017	$ 9,948	1.24%	1.10%	4.94%	59%
12/31/2016	$ 8,938	1.10%	1.10%	5.14%	56%
12/31/2015	$ 11,277	1.10%	1.10%	4.98%	56%
Institutional Class
06/30/2020 (Unaudited)	$246,599	0.79% (h)	0.75% (h)	3.94% (h)	36% (d)
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
12/31/2017	$303,972	0.78%	0.75%	5.30%	59%
12/31/2016	$285,811	0.75%	0.75%	5.48%	56%
12/31/2015 (f)	$289,219	0.75% (h)	0.75% (h)	5.49% (h)	56%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West High Yield Bond Fund (the Fund) are included herein.
The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Semi-Annual Report - June 30, 2020

Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 11,857,725	$ —	$ 11,857,725
Corporate Bonds and Notes	—	181,751,923	58	181,751,981
Convertible Bonds	—	39,305,600	—	39,305,600
Common Stock	1,469,079	—	—	1,469,079
Convertible Preferred Stock	429,377	8,916,201	—	9,345,578
Preferred Stock	370,311	—	—	370,311
Rights	605	—	22,672	23,277
Government Money Market Mutual Funds	496,000	—	—	496,000
Short Term Investments	—	8,836,504	—	8,836,504
Total Assets	$ 2,765,372	$ 250,667,953	$ 22,730	$ 253,456,055
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	(2,134)	—	—	(2,134)
Total Liabilities	$ (2,134)	$ 0	$ 0	$ (2,134)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Semi-Annual Report - June 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.

Semi-Annual Report - June 30, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$253,399,161
Gross unrealized appreciation on investments	11,876,759
Gross unrealized depreciation on investments	(11,821,999)
Net unrealized appreciation on investments	$54,760
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $476,314 in forward contracts for the reporting period.

Semi-Annual Report - June 30, 2020

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(2,134)
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$6,513	Net change in unrealized appreciation on forward foreign currency contracts	$5,585
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(2,134)	$—	$—	$—	$(2,134)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.75% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2020

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$105,377	$146,075	$113,543	$73,454	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $90,012,051 and $87,420,469, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $9,061,884 and received collateral as reported on the Statement of Assets and Liabilities of $9,332,504 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

Security lending transactions	Total (a)
Corporate Bonds and Notes	$7,786,953
Convertible Bonds	340,400
Common Stocks	110,070
Convertible Preferred Stock	1,095,081
Total secured borrowings	$9,332,504
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Putnam High Yield Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser” or “Putnam”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). Putnam is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the second quintile of its performance universe for the one-year period ended December 31, 2019 and in the third quintile of its performance universe for each of the three-, five- and ten-year periods ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers). With respect to the Fund’s Institutional Class, the Board observed that the annualized returns were in the second quintile of its performance universe for each of the one- and three-year periods ended December 31, 2019. The Board also noted that although the Fund’s annualized returns underperformed its benchmark index for each period reviewed, each class of the Fund outperformed its respective performance universe median for each period reviewed with the exception of the Investor Class’s performance for the three-year period (ranking in the 58th percentile of its performance universe).
The Board considered the Sub-Adviser’s investment process, the organization and experience of its investment personnel and its portfolio risk controls, as well as its performance attribution commentary, including as to investor sentiment, macroeconomic developments and sector weightings. Also considered by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was higher than the median contractual management fees of its respective peer group of funds. The Board also noted that although the Fund’s Investor Class total expense ratio was above the median expense ratio of its peer group, ranking in the fifth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the Institutional Class total annual operating expense ratio was equal to the median expense ratio of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. As to the Sub-Adviser, the Board received information regarding the standard institutional fee schedule for the Sub-Adviser’s U.S. high yield strategy, as well as the fee for its own retail mutual fund managed in the same investment style. The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification as to each Fund class.

Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Fund and, as a result, prospective advisory clients may consider Fund performance records in selecting the Sub-Adviser to manage a portion of their assets, a benefit that the Sub-Adviser believes does not provide a quantifiable net economic benefit.
The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020